JPMORGAN TRUST II

270 PARK AVENUE

NEW YORK, NEW YORK 10017

May 1, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust II (the “Trust”), on behalf of
the Funds listed in Appendix A
File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940, exhibits containing interactive data format risk/return summary information for the Funds listed in Appendix A. These exhibits contain the risk/return summary information in the prospectus for the Funds dated as indicated in Appendix A and as supplemented April 10, 2017. The purpose of this filing is to submit the XBRL information from the 497 filing dated April 10, 2017 for the Funds.

Please contact the undersigned at (212) 648-1782 if you have any questions concerning this filing.

Very truly yours,

/s/ Pamela L. Woodley
Pamela L. Woodley
Assistant Secretary

APPENDIX A

J.P. Morgan Municipal Bond Funds (dated July 1, 2016)

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

J.P. Morgan Income Funds (dated July 1, 2016)

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

J.P. Morgan Investor Funds (dated November 1, 2016)

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

J.P. Morgan U.S. Equity Funds (dated November 1, 2016)

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

J.P. Morgan Municipal Bond Funds (dated February 28, 2017)

JPMorgan Municipal Income Fund

J.P. Morgan International Equity Funds (dated March 1, 2017)

JPMorgan International Research Enhanced Equity Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase